Long-term debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Scheduled Payments for the Loan Agreement

As of September 30, 2016, the scheduled payments for the loan agreement, including the scheduled final payment in 2020, were as follows (in thousands):

Year Ending December 31,	Principal	Interest and Final Payment	Total
2016	$—	$158	$158
2017	—	608	608
2018	3,200	476	3,676
2019	3,200	234	3,434
2020	1,600	545	2,145

	$8,000	$2,021	$10,021

As of December 31, 2015, the annual payments for the loan agreement, including the scheduled final payment in 2018, were as follows (in thousands):

Year Ending December 31,	Principal	Interest and Final Payment	Total
2016	$1,733	$166	$1,899
2017	2,400	96	2,496
2018	1,867	354	2,221

	$6,000	$616	$6,616